Finance expense (Tables)	12 Months Ended
Dec. 31, 2019
Finance expense
Schedule of finance expense

Figures in million - SA rand	Notes	2019	2018	2017
Interest charge on:
Borrowings - interest		(1,444.9)	(1,572.5)	(2,091.9)
Borrowings - accrued interest and unwinding of amortised cost		(374.4)	(538.3)	(251.8)
Lease liabilities	27	(33.9)	-	-
Environmental rehabilitation obligation	28	(578.7)	(398.8)	(357.1)
Occupational healthcare obligation	29	(115.5)	(105.4)	(46.4)
Deferred Payment (related to the Rustenburg operation acquisition)	20.2	(179.0)	(200.4)	(148.2)
Dissenting shareholders	20.2	(21.2)	(68.1)	(62.9)
Deferred revenue[1]	30	(352.3)	(160.3)	-
Deferred consideration (related to Pandora acquisition)	20.2	(40.5)	-	-
Other		(162.1)	(90.9)	(13.5)
Total finance expense		(3,302.5)	(3,134.7)	(2,971.8)

[1] For the year ended 31 December 2019, interest expense includes R352.3 million (2018: R160.3 million) of non-cash interest expense relating to streaming arrangements. Although there is no cash financing cost related to this arrangement, IFRS 15 requires the Group to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations. A discount rate of 4.6% and 5.2% was used for the Wheaton palladium and gold stream respectively and 11.5% was used for the BTT stream in determining the finance costs to be recognised as part of the steaming transactions entered into